Income taxes - Schedule of Components of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Income tax expense	$ 22,807	$ 20,351